CASH AND BORROWINGS - Year end financial liabilities by contractual maturity (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	$ 877	$ 343
Trade and other payables	944	858
Private placement notes	1,130	1,292
Acquisition consideration	188	127
Current swaps/forward foreign exchange contracts - outflow	2,331	2,394
Current swaps/forward foreign exchange contracts - inflow	2,331	2,393
Total	3,139	2,621
In one year
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	26	39
Trade and other payables	941	854
Private placement notes	33	164
Acquisition consideration	83	78
Current swaps/forward foreign exchange contracts - outflow	2,331	2,394
Current swaps/forward foreign exchange contracts - inflow	2,331	2,393
Total	1,083	1,136
Between one and two years
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	553
Trade and other payables	1	1
Private placement notes	297	35
Acquisition consideration	63	21
Total	914	57
Between two and five years
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	298	304
Trade and other payables	1	1
Private placement notes	721	571
Acquisition consideration	32	25
Total	1,052	901
After five years
Disclosure of detailed information about borrowings [line items]
Trade and other payables	1	2
Private placement notes	79	522
Acquisition consideration	10	3
Total	$ 90	$ 527